Net Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net other Operating Income and Expenses [Abstract]
Other operating income	€ 8,770	€ 2,286	€ 3,000
Other operating expenses	0	(251)	(2,863)
Net other operating income and expenses	€ 8,770	€ 2,035	€ 137